Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Jan. 31, 2026	Jul. 31, 2025
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and employee benefits		$ 1,630,388	$ 1,379,766
Accrued communication expense		423,021	336,932
Accrued legal fee		827	309,672
Credit card payable		123,459	64,341
Accrued license fee		213,814	58,433
Unpaid advance payment to a game developer		286,885
Due to related parties	[1]	77,409	47,688
Unearned revenue		145,729	145,000
Others		291,299	207,931
Accrued expenses and other current liabilities		$ 3,192,831	$ 2,549,763

[1]	Due to related parties related to unreimbursed expenses paid by management on behalf of the Group.